Convertible SAFE	12 Months Ended
Dec. 31, 2022
Debt instruments held [abstract]
Convertible SAFE
NOTE 13: -  CONVERTIBLE SAFE

In August 2022, ICL and Lavie Bio Ltd. (“Lavie”) entered a multi-year collaboration agreement for developing novel bio-stimulant products to enrich fertilizer efficiency. As part of the collaboration, ICL (through its affiliate company) invested $10,000 in Lavie using a SAFE agreement (simple agreement for future equity). Pursuant to the terms of that agreement, the SAFE amount will automatically be converted during enumerated events, each subject to certain terms and conditions, to include (i) an equity financing (as such term is defined in the agreement), with such SAFE amount converting into equity at a 20% discount rate, or (ii) a liquidity event (as such term is defined in the agreement), with such SAFE amount converting into shares to receive a portion of proceeds due as part of the liquidity event. The price per share for future conversion is capped at a price reflecting a valuation of $130,000 prior to the relevant event. Additionally, ICL is permitted to invest an additional amount prior to, or as part of, the next financing of Lavie, which may result in ICL holding up to a maximum interest of 14.29% in Lavie on a fully diluted share capital basis.  If no equity financing occurs within thirty (30) months of the effective date of the agreement, ICL shall be entitled to convert the SAFE amount at a price per share reflecting a valuation of $70,000. According to IAS 32, "Financial Instruments: Presentation", as conversion upon an equity financing requires the delivery of variable number of shares, the SAFE is accounted for as a liability and measured at fair value according to IFRS 9. The fair value of the SAFE will be remeasured at the end of each reporting period with any change to fair value recorded within financial expenses in the statements of profit or loss. The fair value of the SAFE at initial recognition equals the transaction price of $10,000. As of December 31, 2022 the fair value of the SAFE, based on a valuation prepared by third-party valuation specialists, is $10,114.